Stock-Based Compensation Expense - Summary of Share-Based Payment Arrangement, Option, Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Outstanding - December 31, 2021		197,637	213,149	221,756
Number of shares, Options granted		0	0	96,166
Number of shares, Options exercised		(9,892)	(3,878)	(1,549)
Number of shares, Options cancelled		(3,116)	(7,727)	(101,393)
Number of shares, Options expired		0	(3,907)	(1,831)
Number of shares, Outstanding at June 30, 2022		184,629	197,637	213,149	221,756
Number of shares, Vested and exercisable - June 30, 2022		169,161	173,836
Number of shares, Vested and expected to vest - June 30, 2022		184,629	197,637
Weighted average exercise price per share, Outstanding - December 31, 2021		$ 138.2	$ 141.25	$ 205.16
Weighted average exercise price per share, Options granted		0	0	255
Weighted average exercise price per share, Options exercised		5.96	19.07	22.11
Weighted average exercise price per share, Options cancelled		139.71	221.55	389.18
Weighted average exercise price per share, Options expired		0	255	214.07
Weighted average exercise price per share, Outstanding at June 30, 2022		144.51	138.2	$ 141.25	$ 205.16
Weighted average exercise price per share, Outstanding at June 30, 2022			138.2
Weighted average exercise price per share, Vested and exercisable - June 30, 2022		134.35	122.17
Weighted average exercise price per share, Vested and expected to vest - June 30, 2022		$ 144.51	$ 138.2
Weighted average contractual term (in years), Outstanding, Beginning	4 years 9 months 3 days		5 years 1 month 17 days	6 years 5 months 8 days	6 years 11 months 26 days
Weighted average contractual term (in years), Outstanding at June 30, 2022	4 years 9 months 3 days		5 years 1 month 17 days	6 years 5 months 8 days	6 years 11 months 26 days
Weighted average contractual term (in years), Vested and exercisable - June 30, 2022	4 years 6 months 10 days		4 years 9 months 10 days
Weighted average contractual term (in years), Vested and expected to vest - June 30, 2022	4 years 9 months 3 days		5 years 1 month 17 days
Aggregate intrinsic value, Outstanding - December 31, 2021		$ 15,398
Aggregate intrinsic value, Outstanding - December 31, 2021		13,165	$ 6,237	$ 55,114
Aggregate intrinsic value, Outstanding - June 30, 2022		73	15,398
Aggregate intrinsic value, Outstanding - June 30, 2022			13,165	$ 6,237	$ 55,114
Aggregate intrinsic value, Vested and exercisable - June 30, 2022		73	13,165
Aggregate intrinsic value, Vested and expected to vest - June 30, 2022		$ 73	$ 13,165